Equity Earnings (Loss) of Joint Ventures	12 Months Ended
Jul. 02, 2017
Equity Method Investments And Joint Ventures [Abstract]
Equity Earnings (Loss) of Joint Ventures

EQUITY EARNINGS (LOSS) OF JOINT VENTURES

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a one-third ownership interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method. The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Net sales	$128,963	$114,338	$124,929
Cost of goods sold	101,910	94,060	105,132
Gross profit	27,053	20,278	19,797
Engineering, selling and administrative expense	19,710	15,866	16,155
Impairment charge	—	6,000	—
Income (loss) from operations	7,343	(1,588)	3,642
Other income (expense), net	1,662	(115)	123
Income (loss) before provision for income taxes	9,005	(1,703)	3,765
Provision for income taxes	1,235	168	41
Net income (loss)	$7,770	$(1,871)	$3,724
STRATTEC’s share of VAST LLC net
income (loss)	$2,590	$(624)	$1,241
Intercompany profit eliminations	3	(15)	10
STRATTEC’s equity earnings (loss) of VAST LLC	$2,593	$(639)	$1,251

	July 2, 2017	July 3, 2016
Cash and cash equivalents	$11,757	$6,584
Receivables, net	41,942	24,557
Inventories, net	15,185	13,500
Other current assets	11,782	13,007
Total current assets	80,666	57,648
Property, plant and equipment, net	31,017	26,557
Other long-term assets	12,850	11,086
Total assets	$124,533	$95,291
Current liabilities	$70,753	$50,462
Long-term liabilities	2,960	2,019
Total liabilities	$73,713	$52,481
Net assets	$50,820	$42,810
STRATTEC’s share of VAST LLC net assets	$16,940	$14,270

The 2016 equity loss of joint ventures for VAST LLC included a $6 million impairment charge related to its Minda-VAST Access Systems joint venture in India. STRATTEC’s portion of this impairment charge in 2016 totaled $2 million.

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a 51 percent ownership interest in a joint venture company, SAL LLC, which exists to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner. SAL LLC had a $1.5 million revolving credit facility with BMO Harris Bank N.A. with a maturity date of February 16, 2016, which was fully guaranteed by STRATTEC. Outstanding borrowings under the SAL Credit Facility as of February 16, 2016 totaled $1.5 million. SAL LLC did not have cash available to pay the outstanding debt balance as of the maturity date. Therefore, STRATTEC made a payment of $1.5 million on its guarantee on February 16, 2016. Prior to making the guarantee payment, STRATTEC had recorded a liability related to the guarantee of $1.5 million at February 16, 2016. STRATTEC’s proportionate share of the guarantee based on our ownership percentage in SAL LLC totaled $765,000 as of February 16, 2016, and accordingly, our investment in SAL LLC included this amount as of this date. Our joint venture partner did not guarantee their proportionate share of the SAL Credit Facility. As a result, we recorded a loss equal to our partner’s proportionate share of the fair value of the STRATTEC guarantee based upon our partner’s ownership interest in the joint venture of $488,000 during fiscal 2015 and $247,000 during 2016. This loss is included in Equity Earnings (Loss) of Joint Ventures for 2016 and 2015, as applicable, in the accompanying Consolidated Statements of Income and Comprehensive Income. SAL LLC is considered a variable interest entity based on the STRATTEC guarantee and additional loans from STRATTEC as discussed below. STRATTEC is not the primary beneficiary and does not control the entity. Accordingly, our investment in SAL LLC is accounted for using the equity method.

SAL LLC maintains a license agreement with Westinghouse allowing SAL LLC to do business as Westinghouse Security. Payments due to Westinghouse under the license agreement were guaranteed by STRATTEC. As of July 2, 2017 and July 3, 2016, STRATTEC had recorded a liability equal to the estimated fair value of the future payments due under this guarantee of $250,000. This liability is included in the accompanying Consolidated Balance Sheets in Accrued Liabilities: Other as of July 2, 2017 and in Other Long-term Liabilities as of July 3, 2016. STRATTEC’s proportionate share of the guarantee of these payments based on our ownership percentage in SAL LLC totals $127,000, and accordingly, our investment in SAL LLC was increased by this amount as of July 2, 2017 and July 3, 2016. Our joint venture partner did not guarantee their proportionate share of the payments required under the license agreement. As a result, STRATTEC recorded a loss of $123,000 which is equal to our partner’s proportionate share, based upon their ownership interest in the joint venture, of the fair value of the STRATTEC guarantee. This loss is included in Equity Earnings (Loss) of Joint Ventures for 2015 in the accompanying Consolidated Statements of Income and Comprehensive Income.

Loans were made from STRATTEC to SAL LLC in support of operating expenses and working capital needs. The outstanding loan amounts totaled $2.6 million and $325,000 as of July 2, 2017 and July 3, 2016, respectively. As of July 2, 2017, the outstanding loan amount was eliminated against STRATTEC’s negative Investment in SAL LLC in the preparation of the consolidated financial statements.

Even though we maintain a 51 percent ownership interest in SAL LLC, effective with our fiscal 2015 fourth quarter, 100 percent of the funding for SAL LLC was being made by loans from STRATTEC to SAL LLC. Therefore, STRATTEC began recognizing 100 percent of the losses of SAL LLC up to our committed financial support through Equity Earnings (Loss) of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income effective with our fiscal 2015 fourth quarter.

The following are summarized statements of operations and summarized balance sheet data for SAL LLC (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Net sales	$369	$603	$49
Cost of goods sold	610	382	450
Gross (loss) profit	(241)	221	(401)
Engineering, selling and administrative expense	1,534	1,311	1,492
Loss from operations	(1,775)	(1,090)	(1,893)
Other expense, net	(155)	(34)	(4)
Net loss	$(1,930)	$(1,124)	$(1,897)
STRATTEC’s share of SAL LLC loss	$(1,927)	$(1,124)	$(1,328)
Loss on guarantee of SAL LLC vendor contract	—	—	(123)
Loss on loan to SAL LLC	—	(225)	(100)
Loss on guarantee of SAL LLC credit facility	—	(247)	(488)
STRATTEC’s equity loss of SAL LLC	$(1,927)	$(1,596)	$(2,039)

	July 2, 2017	July 3, 2016
Cash and cash equivalents	$11	$21
Receivables, net	11	60
Inventories, net	345	283
Total assets	$367	$364
Current liabilities	$3,189	$1,256
Net liabilities	$(2,822)	$(892)
STRATTEC’s share of SAL LLC net liabilities	$(1,439)	$(455)

During fiscal 2018, we, along with our joint venture partner, intend to wind down and discontinue operating the business of SAL LLC.

We have sales of component parts to VAST LLC and SAL LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC to STRATTEC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and SAL LLC for the periods indicated (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Sales to VAST LLC	$1,966	$304	$2,298
Sales to SAL LLC	$234	$363	$157
Purchases from VAST LLC	$245	$149	$164
Expenses charged to VAST LLC	$843	$1,034	$832
Expenses charged from VAST LLC	$1,134	$1,526	$1,825

	July 2, 2017	July 3, 2016
Accounts receivable from VAST LLC	$—	$55
Accounts receivable from SAL LLC (A)	$—	$450
Current loan receivable from SAL LLC (A)	$—	$325
Long-term loan receivable from VAST LLC	$300	$400
Accounts payable to VAST LLC	$—	$213

(A)

As of July 2, 2017, outstanding loan and accounts receivable balances due from SAL LLC to STRATTEC totaled $2.6 million and $185,000, respectively. As of July 2, 2017, these outstanding balances have been offset against our investment in SAL LLC, which is included in Other Current Liabilities in the Consolidated Balance Sheet. As of July 3, 2016, a valuation allowance was established for the full amount of the outstanding loan balance of $325,000 due from SAL LLC to STRATTEC.